GuidePath® Income Fund
Schedule of Investments (Unaudited)
December 31, 2023

Number of Shares		Value
	INVESTMENT COMPANIES - 97.45%
	Domestic Fixed Income Funds - 74.10%
196,955	iShares Core U.S. Aggregate Bond ETF (a)(b)	$19,547,783
435,894	iShares 5-10 Year Investment Grade Corporate Bond ETF (a)(b)	22,666,488
158,527	SPDR Bloomberg High Yield Bond ETF (b)	15,017,263
		57,231,534
	Emerging Markets Fixed Income Funds - 23.35%
76,044	iShares J.P. Morgan USD Emerging Markets Bond ETF (b)	6,772,479
608,568	VanEck Vectors Emerging Markets High Yield Bond ETF (b)	11,264,594
		18,037,073
	Total Investment Companies (Cost $72,780,082)	75,268,607

	SHORT TERM INVESTMENTS - 2.45%
	Money Market Funds - 2.45%
1,890,347	JPMorgan U.S. Government Money Market Fund
	Effective Yield, 5.29% (c)	1,890,347
	Total Money Market Funds (Cost $1,890,347)	1,890,347

Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 33.39%
25,793,352	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 5.55% (c)	25,793,352
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $25,793,352)	25,793,352

	Total Investments (Cost $100,463,781) - 133.29%	102,952,306
	Liabilities in Excess of Other Assets - (33.29)%	(25,711,269)
	TOTAL NET ASSETS - 100.00%	$77,241,037

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or portion of this security is on loan.
(c)	Seven-day yield as of December 31, 2023.